Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated December 7, 2018

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2018, as supplemented August 31, 2018 and September 10, 2018 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Growth Stock Portfolio – Portfolio Managers Update

Effective November 1, 2018, Leigh Todd joined Elizabeth Slover as co-portfolio manager of the Growth Stock Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Managers: Elizabeth Slover, Portfolio Manager, Executive Vice President at BNY Mellon AMNA and Head of Research Architecture and Design, who has been with BNY Mellon AMNA since 2005, has managed the Portfolio since 2013.

Leigh Todd, CFA, Portfolio Manager, Managing Director at BNY Mellon AMNA and Director of BNY Mellon AMNA’s Global Equity Research Strategies, who has been with BNY Mellon AMNA since 2003, has managed the Portfolio since November 2018.”

The following replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Growth Stock Portfolio”:

“Investment decisions are made by members of the core research team of BNY Mellon AMNA under the direction of co-portfolio managers Elizabeth Slover and Leigh Todd, CFA. Ms. Slover is an Executive Vice President at BNY Mellon AMNA and Head of Research Architecture and Design. Ms. Slover has been with BNY Mellon AMNA since 2005, and has been the Portfolio’s portfolio manager since 2013. She has also been employed by The Dreyfus Corporation, an affiliate of BNY Mellon AMNA, since 2001. Ms. Todd is a Managing Director at BNY Mellon AMNA and Director of BNY Mellon AMNA’s Global Equity Research Strategies. Ms. Todd has been with BNY Mellon AMNA since 2003, and has been the Portfolio’s portfolio manager since November 2018.”

In addition, effective February 1, 2019, Ms. Slover will no longer serve as a co-portfolio manager of the Portfolio. Accordingly, effective February 1, 2019, all information relating to Ms. Slover is deleted from the Prospectus.

Domestic Equity Portfolio – Portfolio Managers Update

Effective October 31, 2018, Nikhil G. Lalvani replaced D. Tysen Nutt, Jr. as Team Leader of the Domestic Equity Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby deleted and replaced with the following:

“Portfolio Managers: Nikhil G. Lalvani, CFA, Vice President, Senior Portfolio Manager and Team Leader, has been with Macquarie Investment Management since 1997, and has co-managed the Portfolio since 2012.

D. Tysen Nutt, Jr., Senior Portfolio Manager, has been with Macquarie Investment Management since 2004, and has co-managed the Portfolio since 2012.

Robert A. Vogel, Jr., CFA, Vice President and Senior Portfolio Manager, has been with Macquarie Investment Management since 2004, and has co-managed the Portfolio since 2012.

Kristen E. Bartholdson, Vice President and Senior Portfolio Manager, has been with Macquarie Investment Management since 2006, and has co-managed the Portfolio since 2012.”

The following replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Domestic Equity Portfolio”:

“Nikhil G. Lalvani, CFA, Vice President, Senior Portfolio Manager and Team Leader for DIFA’s Large-Cap Value team, joined Macquarie Investment Management in 1997 as an account analyst. Mr. Lalvani has served as both a fundamental and quantitative analyst.

D. Tysen Nutt, Jr., Senior Portfolio Manager for DIFA’s Large-Cap Value team, joined Macquarie Investment Management in 2004.

Robert A. Vogel, Jr., CFA, Vice President and Senior Portfolio Manager for DIFA’s Large-Cap Value team, joined Macquarie Investment Management in 2004.

Kristen E. Bartholdson, Vice President and Senior Portfolio Manager for DIFA’s Large-Cap Value team, joined Macquarie Investment Management in 2006 as an associate portfolio manager.”

In addition, effective July 15, 2019, Mr. Nutt will no longer serve as a co-portfolio manager of the Portfolio. Accordingly, effective July 15, 2019, all information relating to Mr. Nutt is deleted from the Prospectus.

Large Cap Core Stock Portfolio – Portfolio Managers Update

Effective January 1, 2019, Mark D. Mandel will no longer serve as a co-portfolio manager of the Large Cap Core Stock Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby replaced with the following:

“Portfolio Managers: Jonathan G. White, CFA and Director of Research Portfolios, joined Wellington Management in 1999 and has co-managed the Portfolio since October 2017.

Mary L. Pryshlak, CFA and Director of Global Industry Research, joined Wellington Management in 2004 and has co-managed the Portfolio since May 2018.”

Also effective January 1, 2019, the following replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Large Cap Core Stock Portfolio”:

“Jonathan G. White, CFA and Head of Research Portfolios of Wellington Management, has co-managed the Portfolio since October 2017. He joined Wellington Management in 1999 and has been in his current role since 2013. Prior to his current position, he was manager of equity portfolio coordination for the firm.

Mary L. Pryshlak, CFA, Director of Global Industry Research of Wellington Management, has co-managed the Portfolio since May 2018. She joined Wellington Management in 2004 and has been in her current role since 2018. Prior to her current position, she was a Global Industry Analyst covering property and casualty insurance stocks.”

Sub-Adviser Name Change to Growth Stock Portfolio

Effective January 2, 2019, BNY Mellon Asset North America Corporation (“BNY Mellon”), sub-adviser for the Growth Stock Portfolio, will change its name to Mellon Investments Corporation and from and after that date any and all references in the Prospectus to the sub-adviser for the Growth Stock Portfolio shall be deemed to refer to Mellon Investments Corporation. Pursuant to an internal reorganization effective January 31, 2018, BNY Mellon became a successor-in-interest to The Boston Company Asset Management, LLC (“The Boston Company”), who had served as sub-adviser to the Growth Stock Portfolio since July 2013. Certain client-facing materials (including, for example, statements, reports and marketing materials) and certain client website descriptions may refer to The Boston Company and/or BNY Mellon when identifying the sub-adviser for the Growth Stock Portfolio until internal system name change processes are completed. The date for completion of system name change processes associated with updating the Mellon Investments Corporation name is anticipated to be on or about February 1, 2019.

Additionally, effective January 2, 2019, the following replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – The Sub-Advisers – BNY Mellon Asset Management North America Corporation”:

“Mellon Investments Corporation (“Mellon”), BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108, serves as sub-adviser for the Growth Stock Portfolio. Mellon was formerly known as BNY Mellon Asset Management North America Corporation, a successor-in-interest, pursuant to an internal reorganization effective January 31, 2018, to The Boston Company Asset Management, LLC (“The Boston Company”), who served as sub-adviser to the Growth Stock Portfolio since July 2013. Mellon is a global, multi-specialist investment manager dedicated to serving its clients with a full spectrum of research-driven solutions. With roots dating back to 1933, Mellon has been innovating across asset classes for generations and has the combined scale and capabilities to offer clients a broad range of single and multi-asset strategies.”

Amendments to Investment Sub-Advisory Agreements with Certain Sub-Advisers

Effective August 29, 2018 the Board of Directors of the Fund approved amended and restated investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and (i) American Century Investment Management, Inc. (“American Century”) with respect to the Mid Cap Value, Large Company Value and the Inflation Protection Portfolios; (ii) Delaware Investments Fund Advisers (“Delaware Investments”) with respect to the Domestic Equity Portfolio; (iii) Federated Investment Management Company (“Federated”) with respect to the High Yield Bond Portfolio; and (iv) Loomis, Sayles & Company, L.P. (“Loomis Sayles”) with respect to the Focused Appreciation Portfolio. Effective November 28, 2018, the Board of Directors of the Fund approved amended and restated investment sub-advisory agreements between Mason Street Advisors and (i) T. Rowe Price Associates, Inc. (“T. Rowe Price”) with respect to the Short-Term Bond, Small Cap Value and Equity Income Portfolios; (ii) Pacific Investment Management Company LLC (“PIMCO”) with respect to the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios; (iii) BlackRock Advisors, LLC (“BlackRock”) with respect to the Government Money Market Portfolio; and (iv) Wells Capital Management, Incorporated (“WellsCap”) with respect to the Select Bond Portfolio. In approving the foregoing amended and restated investment sub-advisory agreements (the “Amended Agreements”), the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and Mason Street Advisors to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment.

The Amended Agreements modify the existing agreements with American Century, Delaware Investments, Federated, Loomis Sayles, T. Rowe Price, PIMCO, BlackRock and WellsCap to include updated provisions addressing the use of third-party service providers by sub-advisers. In addition, certain modifications were made to the fee schedules applicable to the Equity Income Portfolio managed by T. Rowe Price and the Multi-Sector Bond Portfolio managed by PIMCO. The Amended Agreements did not otherwise include any changes to fees.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Supplement Dated December 7, 2018

to the

Summary Prospectus for the Growth Stock Portfolio Dated May 1, 2018

The following information supplements the Summary Prospectus for the Growth Stock Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2018 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Managers Update

Effective November 1, 2018, Leigh Todd joined Elizabeth Slover as co-portfolio manager of the Growth Stock Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the “PORTFOLIO MANAGEMENT” section of the Summary Prospectus is hereby deleted and replaced with the following:

“Portfolio Managers: Elizabeth Slover, Portfolio Manager, Executive Vice President at BNY Mellon AMNA and Head of Research Architecture and Design, who has been with BNY Mellon AMNA since 2005, has managed the Portfolio since 2013.

Leigh Todd, CFA, Portfolio Manager, Managing Director at BNY Mellon AMNA and Director of BNY Mellon AMNA’s Global Equity Research Strategies, who has been with BNY Mellon AMNA since 2003, has managed the Portfolio since November 2018.”

In addition, effective February 1, 2019, Ms. Slover will no longer serve as a co-portfolio manager of the Portfolio. Accordingly, effective February 1, 2019, all information relating to Ms. Slover is deleted from the Summary Prospectus.

Sub-Adviser Name Change

Effective January 2, 2019, BNY Mellon Asset North America Corporation (“BNY Mellon”), sub-adviser for the Growth Stock Portfolio, will change its name to Mellon Investments Corporation and from and after that date any and all references in the Summary Prospectus to the sub-adviser for the Growth Stock Portfolio shall be deemed to refer to Mellon Investments Corporation. Pursuant to an internal reorganization effective January 31, 2018, BNY Mellon became a successor-in-interest to The Boston Company Asset Management, LLC (“The Boston Company”), who had served as sub-adviser to the Growth Stock Portfolio since July 2013. Certain client-facing materials (including, for example, statements, reports and marketing materials) and certain client website descriptions may refer to The Boston Company and/or BNY Mellon when identifying the sub-adviser for the Growth Stock Portfolio until internal system name change processes are completed. The date for completion of system name change processes associated with updating the Mellon Investments Corporation name is anticipated to be on or about February 1, 2019.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Domestic Equity Portfolio

Supplement Dated December 7, 2018

to the

Summary Prospectus for the Domestic Equity Portfolio Dated May 1, 2018

The following information supplements the Summary Prospectus for the Domestic Equity Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2018 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Managers Update

Effective October 31, 2018, Nikhil G. Lalvani replaced D. Tysen Nutt, Jr. as Team Leader of the Domestic Equity Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the “PORTFOLIO MANAGEMENT” section of the Summary Prospectus is hereby deleted and replaced with the following:

“Portfolio Managers: Nikhil G. Lalvani, CFA, Vice President, Senior Portfolio Manager and Team Leader, has been with Macquarie Investment Management since 1997, and has co-managed the Portfolio since 2012.

D. Tysen Nutt, Jr., Senior Portfolio Manager, has been with Macquarie Investment Management since 2004, and has co-managed the Portfolio since 2012.

Robert A. Vogel, Jr., CFA, Vice President and Senior Portfolio Manager, has been with Macquarie Investment Management since 2004, and has co-managed the Portfolio since 2012.

Kristen E. Bartholdson, Vice President and Senior Portfolio Manager, has been with Macquarie Investment Management since 2006, and has co-managed the Portfolio since 2012.”

In addition, effective July 15, 2019, Mr. Nutt will no longer serve as a co-portfolio manager of the Portfolio. Accordingly, effective July 15, 2019, all information relating to Mr. Nutt is deleted from the Summary Prospectus.

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Large Cap Core Stock Portfolio

Supplement Dated December 7, 2018

to the

Summary Prospectus for the Large Cap Core Stock Portfolio Dated May 1, 2018

The following information supplements the Summary Prospectus for the Large Cap Core Stock Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2018 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Managers Update

Effective January 1, 2019, Mark D. Mandel will no longer serve as a co-portfolio manager of the Large Cap Core Stock Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the “PORTFOLIO MANAGEMENT” section of the Summary Prospectus is hereby deleted and replaced with the following:

“Portfolio Managers: Jonathan G. White, CFA and Director of Research Portfolios, joined Wellington Management in 1999 and has co-managed the Portfolio since October 2017.

Mary L. Pryshlak, CFA and Director of Global Industry Research, joined Wellington Management in 2004 and has co-managed the Portfolio since May 2018.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Supplement Dated December 7, 2018 to the

Statement of Additional Information Dated May 1, 2018

This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2018, as supplemented July 13, 2018, August 31, 2018 and September 10, 2018. You should read this Supplement together with the SAI.

Fee Update to Equity Income Portfolio

Equity Income Portfolio

The SAI is amended by replacing the fourth through seventh sentences of the paragraph relating to T. Rowe Price Associates, Inc. (“T. Rowe Price”) that appears on page B-73 under the sub-section of the SAI section titled “The Sub-Advisers,” under “INVESTMENT ADVISORY AND OTHER SERVICES” with the following:

“Effective December 1, 2018, for the services provided to the Equity Income Portfolio, Mason Street Advisors pays T. Rowe Price 0.475% on the first $50 million of the Portfolio’s assets, reduced to 0.425% on the next $50 million. The sub-advisory fee is reset to 0.375% of the Portfolio’s average net assets at $100 million, to 0.325% at $200 million, to 0.30% at $500 million and is 0.275% on assets from $500 million to $1 billion. The sub-advisory fee is reset to 0.275% of the Portfolio’s average net assets at $1 billion and is reset to 0.25% at $1.5 billion. T. Rowe Price will provide Mason Street Advisors with a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the flat fee schedule once assets exceed certain amounts.”

Fee Update to Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

The SAI is amended by replacing the seventh sentence of the paragraph relating to Pacific Investment Management Company LLC (“PIMCO”) that appears on page B-72 under the sub-section of the SAI section titled “The Sub-Advisers,” under “INVESTMENT ADVISORY AND OTHER SERVICES” with the following:

“Effective December 1, 2018, for services provided to the Multi-Sector Bond Portfolio, Mason Street Advisors pays PIMCO at the annual rate of 0.45% on the first $500 million of the Portfolio’s net assets and 0.40% on net assets in excess of $500 million.”

Disclosure of Non-Public Holdings Information for High Yield Bond Portfolio

The table on page B-85 of the SAI section titled “DISCLOSURE OF PORTFOLIO HOLDINGS – Disclosure of Non-Public Holdings Information” is revised with respect to the High Yield Bond Portfolio as follows:

High Yield Bond Portfolio (sub-advised by Federated Investment Management Company)	• Barclays, Inc., for point product – analytics & modeling • The Yield Book, Inc., for analytics & modeling

•  Bloomberg L.P., in connection with trading systems

•  FISGlobal, for corporate action notifications

•  Informa Investment Solutions, Inc., in connection with performance and accounting systems

•  Glass, Lewis & Co., as proxy service provider

•  Electra Information Systems, a partner/provider of solutions and services tailored for reconciliation, data collection and aggregation

•  FactSet Research Systems Inc., for analytics and modelling

•  Sustainalytics U.S. Inc., for ESG data and research, and portfolio analytics

•  MSCI ESG Research LLC, for ESG data and research, and portfolio analytics

Disclosure of Non-Public Holdings Information for Equity Income, Small Cap Value and Short-Term Bond Portfolios

The table on page B-85 of the SAI section titled “DISCLOSURE OF PORTFOLIO HOLDINGS – Disclosure of Non-Public Holdings Information” is revised with respect to the Equity Income, Small Cap Value and Short-Term Bond Portfolios as follows:

Equity Income Portfolio Small Cap Value Portfolio Short-Term Bond Portfolio (sub-advised by T. Rowe Price Associates, Inc.)

•  Institutional Shareholder Services, Inc., as proxy service provider

•  The Bank of New York Mellon, in connection with fund accounting and middle-office functions

•  Bloomberg L.P. , for analytics, risk, performance attribution and reporting

•  MSCI, Inc., for portfolio liquidity analysis

•  FactSet Research Systems, Inc., for analytics, risk, performance attribution and reporting

Updated Information Concerning the Board of Directors

Under the heading “MANAGEMENT OF THE FUND – Board Member Qualifications” on page B-61 of the SAI, the following paragraph relating to Mr. Ribbens is revised:

“Mr. Ribbens brings significant business experience in the asset management industry through his current role as Member and Partner of a Wisconsin registered investment adviser, and through his former role as President and Managing Partner of Heartland Advisors, Inc., a registered investment adviser, where he oversaw day to day operations of the firm and its strategic direction. His experience with investment teams, particularly on the equity side, and his role in product creation were perceived to be helpful in the evaluation of the firm, investment personnel, process and performance provided by the Fund’s sub-advisers. He also brings valuable experience through his role as a member of the investment committee of a prior employer and in other areas of the investment management industry, including distribution, brokerage and insurance sales.”

In “APPENDIX B – Directors and Officers” on page B-103 of the SAI, the following information for Mr. Ribbens is revised in the table under “Independent Directors”:

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
David Ribbens c/o Northwestern Mutual Series Fund Attn: Secretary 720 East Wisconsin Ave. Milwaukee, WI 53202 1961	Director	2017	Since March of 2018, Member and Partner of DOMO Capital Management, LLC, a Wisconsin registered investment adviser. Founder and President of Distribution Team Alpha LLC, founded in 2016. From 2015 to 2016, President, Managing Partner, and Director of Heartland Advisors, Inc. From 2008 to 2015, Executive Vice President and Head of Distribution, Managing Partner, and Director of Heartland Advisors, Inc.	27	None

Appendix D – Portfolio Managers Update – Growth Stock Portfolio

Effective November 1, 2018, Leigh Todd joined Elizabeth Slover as co-portfolio manager of the Growth Stock Portfolio (the “Portfolio”). Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-115 is amended to add Ms. Todd’s information as of September 30, 2018.

Portfolio Manager(s)	Portfolio	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Leigh Todd	Growth Stock Portfolio	12 registered investment companies with approximately $7 billion in total assets under management.	6 other pooled investment vehicles with approximately $944 million in total assets under management.	30 other accounts with approximately $2.7 billion in total assets under management. 2 other accounts with approximately $118 million in total assets which charge an advisory fee based on the performance of the account.

As of September 30, 2018, Ms. Todd does not own any Northwestern Mutual variable annuities or variable life contracts with investments in the Growth Stock Portfolio.

The information for BNY Mellon Asset North America Corporation found in Appendix D under the sub-section titled “Compensation of Portfolio Managers” beginning on page B-129 is replaced with the following:

“BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”). BNY Mellon AMNA’s rewards program is designed to foster a culture of individual excellence and teamwork and to reward efforts toward these goals accordingly. The primary mission of the team is to deliver “alpha”, meaning the fund’s excess return relative to the return of its benchmark (the Russell 1000® Growth Index), utilizing a fundamental investment research and portfolio management approach, while being diligent risk managers. BNY Mellon AMNA believes its rewards program provides the appropriate incentives to give the firm the ability to consistently deliver on that commitment to its clients.

Portfolio Managers: With the exception of the most senior portfolio managers in the firm (described separately below), the portfolio managers’ compensation is comprised primarily of a market-based salary and incentive compensation, including both annual cash and long-term incentive awards. Portfolio managers are eligible to receive annual cash bonus awards, and annual incentive opportunities are pre-established for each individual based upon competitive industry compensation benchmarks. We participate in the McLagan industry surveys and typically target the median compensation level. However, compensation for select positions may be targeted at rates higher than the median relative to our peers. Actual individual awards are determined based on BNY

Mellon AMNA’s financial performance, individual investment performance, individual contribution and other qualitative factors.

Select Senior Portfolio Managers (including Elizabeth Slover and Leigh Todd): Select senior portfolio managers participate in a more structured compensation plan. This plan is designed to compensate our top investment professionals for superior investment performance and business results. The incentive is determined based on the level of current business (AUM, revenue) and an assessment of long-term business value (growth, retention, development). A significant portion of the opportunity awarded is based upon the one-year, three-year and five-year (three-year and five-year weighted more heavily) pre-tax performance of the portfolio manager’s accounts, including for Ms. Slover and Ms. Todd, the Growth Stock Portfolio, relative to the performance of the appropriate eVestment peer groups, which for Ms. Slover and Ms. Todd is the eA Large Cap Growth Equity Universe. Other factors considered in determining the award are individual qualitative performance based on seven discretionary factors (e.g. leadership, teamwork, etc.) and the asset size and revenue growth or retention of the products managed, including for Ms. Slover and Ms. Todd, the Growth Stock Portfolio. Awards are paid out in both cash and long-term incentives.

Research Analysts: For research analysts and other investment professionals, incentive pools are distributed to the respective product teams (in the aggregate) based upon product performance relative to firm-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.

Incentive compensation awards are generally subject to management discretion and pool funding availability. Funding for BNY Mellon AMNA’s Annual Incentive Plan and Long-Term Retention Incentive Plan is through a pre-determined fixed percentage of overall firm profitability. Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles.

Long-Term Retention Incentive Plan: All portfolio managers and analysts are also eligible to participate in BNY Mellon AMNA’s Long-Term Retention Incentive Plan. This plan provides for an annual award, payable in deferred cash and/or BNY Mellon AMNA restricted stock units and/or BNY Mellon AMNA equity (three-year cliff vesting period for all). The final value of the deferred cash portion of the award will be determined by reference to the investment results of select BNY Mellon AMNA products (the “Measurement Funds”). The final award payment will include any appreciation/depreciation of the principal award over the measurement period. The appreciation/depreciation will be determined by reference to the investment results of the Measurement Funds.

The final value of BNY Mellon AMNA equity will be based on any appreciation/depreciation of the fair value of the firm over the measurement period, as determined by a third-party provider using both income and market approaches. The valuation is based on input and information provided to them by BNY Mellon AMNA and Investment Management as well as the provider’s assessment of the firm’s growth, risk and profitability in relation to BNY Mellon AMNA’s industry peer group. Providing this diverse group of “currencies” within our long-term incentive plan allows BNY Mellon AMNA’s professionals to be best aligned with our clients, our parent and all of their BNY Mellon AMNA colleagues.

All incentive awards made under our rewards program are subject to standard forfeiture and clawback provisions.”

In addition, the information for BNY Mellon Asset North America Corporation, found in Appendix D under the sub-section titled Conflicts of Interest beginning on page B-144 is replaced with the following:

“BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”). It is the policy of BNY Mellon Asset Management North America Corporation (the “Firm”) to make business decisions free from conflicting outside influences. The Firm’s objective is to recognize potential conflicts of interest and work to eliminate or control and disclose such conflicts as they are identified. The Firm’s business decisions are based on its duty to its clients, and not driven by any personal interest or gain. As an asset manager operating in a number of different jurisdictions with a diverse client base in a variety of strategies, conflicts of interest are inherent. Furthermore, as an indirect subsidiary of The Bank of New York Mellon Corporation (“BNYM”), potential conflicts may also arise between the Firm and other BNYM companies.

The Firm will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client. As such, the Firm has adopted a Code of Ethics (the “Code”) and compliance policy manual to address such conflicts. These potential and inherent conflicts include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest. Our compliance policies are designed to ensure that all client accounts are treated equitably over time. Additionally, the Firm has structured compensation of investment personnel to reasonably safeguard client accounts from being adversely impacted by any potential or related conflicts.

All material conflicts of interest are presented in greater detail within Part 2A of BNY Mellon AMNA’s Form ADV.”

Lastly, effective February 1, 2019, Ms. Slover will no longer serve as a co-portfolio manager of the Portfolio. Accordingly, effective February 1, 2019, all information relating to Ms. Slover is deleted from the SAI.

Appendix D - Portfolio Manager Update to Large Cap Core Stock Portfolio

Effective January 1, 2019 Mark D. Mandel will no longer serve as a co-portfolio manager with Jonathan G. White and Mary L. Pryshlak of the Large Cap Core Stock Portfolio. Accordingly, effective January 1, 2019, all information relating to Mr. Mandel is deleted from the SAI.

Sub-Adviser Name Change to Growth Stock Portfolio

Effective January 2, 2019, BNY Mellon Asset North America Corporation (“BNY Mellon”), sub-adviser for the Growth Stock Portfolio, will change its name to Mellon Investments Corporation and from and after that date any and all references in the SAI to the sub-adviser for the Growth Stock Portfolio shall be deemed to refer to Mellon Investments Corporation. Pursuant to an internal reorganization effective January 31, 2018, BNY Mellon became a successor-in-interest to The Boston Company Asset Management, LLC (“The Boston Company”), who had served as sub-adviser to the Growth Stock Portfolio since July 2013. Certain client-facing materials (including, for example, statements, reports and marketing materials) and certain client website descriptions may refer to The Boston Company and/or BNY Mellon when identifying the sub-adviser for the Growth Stock Portfolio until internal system name change processes are completed. The date for completion of system name change processes associated with updating the Mellon Investments Corporation name is anticipated to be on or about February 1, 2019.

Additionally, effective January 2, 2019, the following replaces the first through fourth sentences of the paragraph relating to the sub-adviser for the Growth Stock Portfolio that appears on page B-70 under the sub-section of the SAI section titled “The Sub-Advisers,” under “INVESTMENT ADVISORY AND OTHER SERVICES”:

“Mellon Investments Corporation (“Mellon”), BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108, serves as sub-adviser for the Growth Stock Portfolio. Mellon was formerly known as BNY Mellon Asset Management North America Corporation, a successor-in-interest, pursuant to an internal reorganization effective January 31, 2018, to The Boston Company Asset Management, LLC (“The Boston Company”), who served as sub-adviser to the Growth Stock Portfolio since July 2013. Mellon is a global, multi-specialist investment manager dedicated to serving its clients with a full spectrum of research-driven solutions. With roots dating back to 1933, Mellon has been innovating across asset classes for generations and has the combined scale and capabilities to offer clients a broad range of single and multi-asset strategies.”

Please retain this Supplement for future reference.